13F-HR
03/31/02

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York April 29, 2002

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value total:	$145,941


List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

4323

208035

SH



Sole



208035


Abercrombie and Fitch Co.

COM

002896207

10780

350000

SH



Sole



350000


Amgen Inc

COM

031162100

10713

179500

SH



Sole



179500


Calpine Corporation

COM

131347106

3810

300000

SH



Sole



300000


Chicago Bridge & Iron Co NV

COM

167250109

10408

350200

SH



Sole



350200


Ciena Corporation

COM

171779101

450

50000

SH



Sole



50000


Citigroup Inc

COM

172967101

7428

150000

SH



Sole



150000


Coastcast

COM

19057T108

765

170000

SH



Sole



170000


Dell Computer Corp

COM

247025109

4247

162661

SH



Sole



162661


Devry Inc

COM

251893103

4625

153500

SH



Sole



153500


Disney

COM

254687106

2308

100000

SH



Sole



100000


Dow Chemical Co

COM

260543103

6544

200000

SH



Sole



200000


EMC Corporation

COM

268648102

2086

175000

SH



Sole



175000


Genuity

COM

37248E103

78

90000

SH



Sole



90000


Goodyear Tire and Rubber Co

COM

382550101

12785

500000

SH



Sole



500000


Immunex Corp

COM

452528102

12104

400000

SH



Sole



400000


Magna Intl Inc. Class A

Sub-voting Cmn

559222401

7350

100000

SH



Sole



100000


Micron Technology

COM

595112103

6107

185620

SH



Sole



185620


Nike Class B

Class B

654106103

7201

120000

SH



Sole



120000


Owens Corning

COM

69073F103

408

200000

SH



Sole



200000


PG&E Corporation

COM

69331C108

2356

100000

SH



Sole



100000


Sanmina-SCI Corp

COM

800907107

5170

440000

SH



Sole



440000


Siebel Systems Inc

COM

826170102

8153

250000

SH



Sole



250000


Special Metals Corp

COM

847414103

487

715500

SH



Sole



715500


Titanium Metals Corporation

COM

888339108

6156

1140000

SH



Sole



1140000


USG Corp.

COM

903293405

1605

229326

SH



Sole



229326


Whitehall Jewellers Inc

COM

965063100

7495

397600

SH



Sole



397600

